Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit for the year	[1]	$ 81,999	$ 87,045	$ 103,984
Adjustments to reconcile profit for the year to net cash provided by operating activities:
Activities of derivative financial instruments used for hedging		(26,363)	21,333	(2,279)
Depreciation of equipment and leasehold improvements		1,578	1,457	1,371
Amortization of intangible assets		838	629	596
Loss for disposal of equipment and leasehold improvements		2,205	140	32
Loss for disposal of intangible assets		16	0	1
Impairment loss from expected credit losses	[1]	9,439	35,115	18,090
Net (gain) loss on sale of financial assets at fair value through OCI		(249)	356	(363)
Compensation cost - share-based payment		296	3,063	3,296
Interest income		(226,079)	(245,898)	(220,312)
Interest expense		106,264	90,689	74,833
Net decrease (increase) in operating assets:
Net decrease (increase) in pledged deposits		8,571	(29,148)	6,546
Financial instruments at fair value through profit or loss		0	53,411	2,545
Net decrease (increase) in loans at amortized cost		479,226	650,217	(7,410)
Other assets		(269)	(39)	(7,738)
Net increase (decrease) in operating liabilities:
Net increase due to depositors		125,992	7,383	288,775
Financial liabilities at fair value through profit or loss		(24)	(65)	37
Other liabilities		(4,695)	(1,774)	6,398
Cash provided by operating activities		558,745	673,914	268,402
Interest received		239,394	247,167	223,033
Interest paid		(107,051)	(91,802)	(71,972)
Net cash provided by operating activities		691,088	829,279	419,463
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements		(2,654)	(3,973)	(615)
Acquisition of intangible assets		(3,370)	(3,111)	0
Proceeds from the redemption of of financial instruments at fair value through OCI		0	107,088	151,131
Proceeds from the sale of financial instruments at fair value through OCI		17,040	102,655	118,210
Proceeds from maturities of financial instruments at amortized cost		18,258	55,240	44,923
Purchases of financial instruments at fair value through OCI		(8,402)	(84,153)	(86,629)
Purchases of financial instruments at amortized cost		(9,978)	(24,600)	(96,920)
Net cash provided by investing activities		10,894	149,146	130,100
Cash flows from financing activities:
Net decrease in short-term borrowings and debt and securities sold under repurchase agreements		(397,352)	(1,074,366)	(448,615)
Proceeds from long-term borrowings and debt		219,905	403,489	946,084
Repayments of long-term borrowings and debt		(857,799)	(508,564)	(462,559)
Dividends paid		(60,605)	(60,135)	(59,943)
Exercised stock options		4,977	1,575	1,467
Repurchase of common stock		(27)	0	0
Net cash used in financing activities		(1,090,901)	(1,238,001)	(23,566)
Net (decrease) increase in cash and cash equivalents		(388,919)	(259,576)	525,997
Cash and cash equivalents at beginning of the year		1,007,726	1,267,302	741,305
Cash and cash equivalents at end of the year		$ 618,807	$ 1,007,726	$ 1,267,302

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.